UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04015
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
January 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Parametric Structured International Equity Fund Annual Report January 31, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. A Fund’s current prospectus or summary prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information, please call 1-800-262-1122.

Annual Report January 31, 2011
Eaton Vance
Parametric Structured International Equity Fund
Table of Contents

Management’s Discussion of Fund Performance	2
Performance Information	4
Fund Profile	5
Endnotes and Additional Disclosures	6
Fund Expenses	7
Financial Statements	8
Federal Tax Information	29
Board of Trustees’ Contract Approval	30
Management and Organization	34
Important Notices	38

Eaton Vance
Parametric Structured International Equity Fund
January 31, 2011

Portfolio Managers	Thomas Seto, Co-Portfolio Manager, Director of Portfolio Management, Parametric Portfolio Associates LLC; David Stein, Ph.D., Co-Portfolio Manager, Chief Investment Officer, Parametric Portfolio Associates LLC
Management’s Discussion of Fund Performance
Economic and Market Conditions
International equity markets posted positive returns across most regions during the period from April 1, 2010, to January 31, 2011. Although there were times of market weakness during this 10-month span — notably those brought on by a sovereign debt crisis in Europe, an overheated Chinese economy and geopolitical tensions elsewhere in the world — equity investors seemed to gain confidence that there was light at the end of the tunnel.
Developed-market economies outside the U.S. registered healthy gains during the 10 months, with the MSCI Europe, Australasia and Far East (EAFE) Index1, advancing 9.35%, led mainly by the double-digit gains of some regional Asia-Pacific markets outside of Japan. While many of these markets outperformed those in Europe, the pessimism surrounding European stocks early in the period subsided somewhat, as economic growth resumed and sovereign debt fears began to fade. Meanwhile, the emerging-market economies continued to show strength.
Within the MSCI EAFE Index during this 10-month period, the top-performing countries were Sweden, Singapore and Hong Kong, and the worst performers were Greece and Ireland, both of which posted negative returns. On a sector basis, consumer discretionary, industrials and telecommunication services were the strongest during this period, while health care, utilities and information technology were the weakest.
Management Discussion
Eaton Vance Structured International Equity Fund (the Fund) was renamed as of 11/1/10 and now includes the name “Parametric” in reference to its investment sub-adviser, Parametric Portfolio Associates LLC. The Fund’s objective remains to seek long-term capital appreciation. The Fund seeks its objective by investing primarily in a diversified portfolio of equity securities of companies domiciled in developed markets outside the United States. The Fund may also invest in equity securities of companies domiciled in emerging-market countries.
For the period from its inception on April 1, 2010, to January 31, 2011, the Fund outperformed the MSCI EAFE Index (the Index) but fell short of the average return of funds in its Lipper peer group.1 The Fund’s outperformance relative to the Index can be attributed in part to its security allocation, which seeks to reduce market concentrations; in particular, the Fund was helped by its underweight to the mega-cap tier of stocks that constituted the majority of the Index’s holdings. Individual security selection in countries based on volatility estimations also contributed to the Fund’s excess performance versus the Index, especially during the first half of the period when high-volatility stocks underperformed.
Security selection and a sizable underweighting in the volatile financials sector helped buoy the Fund’s relative performance, as did the performance of some of the Fund’s individual holdings in the consumer discretionary, energy, consumer staples and materials sectors.
See Endnotes and Additional Disclosures on page 6.

Eaton Vance
Parametric Structured International Equity Fund
January 31, 2011
Management’s Discussion of Fund Performance — continued
Conversely, a slight underweight in industrials, coupled with some inopportune security selection in that sector, detracted from the Fund’s performance versus the Index.
On a country basis, the Fund’s structural underweighting to Japan, the largest country weighting in the Index, was beneficial to the Fund’s relative performance, as the Japanese economy continued to underperform most others in the Asia-Pacific region. Similarly, structural overweights to Singapore and Hong Kong, two of the region’s stronger economies, also boosted the Fund’s relative results, as did its overweighted exposure to Denmark, one of Europe’s best-performing economies during the period. On the downside, a slight underweighting and the performance of some of the Fund’s holdings in Germany detracted from relative results. Small overweighted allocations to Israel, Greece and Finland also dampened the Fund’s performance versus the Index.
The Fund seeks to employ a top-down, disciplined and structured investment process that emphasizes broad exposure and diversification† among developed markets outside the U.S., economic sectors and individual issuers. This strategy utilizes targeted allocations and periodic rebalancing to take advantage of certain quantitative and behavioral characteristics of the developed markets as identified by the portfolio managers.

Total Return Performance at Net Asset Value (NAV) 4/1/10–1/31/11

Class A2	10.39%
Class C2	9.69
Class I2	10.54
MSCI EAFE Index[1]	9.35	*
Lipper International Multi-Cap Core Funds Classification[1]	10.68	*

See page 4 for more performance information.
*Source: MSCI; Lipper. Reflects total return performance for 3/31/10 - 1/31/11.
† Diversification does not guarantee a profit or eliminate the risk of potential loss.
See Endnotes and Additional Disclosures on page 6.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Parametric Structured International Equity Fund
January 31, 2011
Performance Information2

	Class A	Class C	Class I
Symbol	EAISX	ECISX	EIISX
Inception Date	4/1/10	4/1/10	4/1/10

Cumulative Total Returns at NAV

Since Inception	10.39%	9.69%	10.54%

Cumulative SEC Total Returns with maximum sales charge

Since Inception	4.05%	8.69%	10.54%

Maximum Sales Charge	5.75%	1.00%	N.A.

Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I

Gross Expense Ratio	1.65%	2.40%	1.40%
Net Expense Ratio	1.50	2.25	1.25

Performance of $250,0004
This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated Index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	4/1/10	$275,979	$260,113

Class C	4/1/10	$274,227	$271,727

Performance of $10,000
Class A	4/1/10	$11,039	$10,405

Class C	4/1/10	$10,969	$10,869

See Endnotes and Additional Disclosures on page 6.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Parametric Structured International Equity Fund
January 31, 2011
Fund Profile
Geographic Allocation5 (by total common stocks)
Top 10 Holdings6 (by net assets)

Novo Nordisk A/S, Class B	1.4%
Teva Pharmaceutical Industries, Ltd. ADR	1.2
SAP AG	1.2
BASF SE	1.2
Royal Dutch Shell PLC, Class A	1.2
BG Group PLC	1.1
Anheuser-Busch InBev NV	1.1
Nokia Oyj	1.1
Novartis AG	1.1
Wesfarmers, Ltd.	1.0

Total % of net assets	11.6%

Sector Weightings6 (by net assets)
See Endnotes and Additional Disclosures on page 6.

Eaton Vance
Parametric Structured International Equity Fund
January 31, 2011
Endnotes and Additional Disclosures
1.	It is not possible to invest directly in an Index or a Lipper Classification. Total returns shown for an Index do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. MSCI Index returns reflect dividends net of any applicable foreign withholding taxes. Index performance is available as of month end only. The MSCI Europe, Australasia, Far East (MSCI EAFE) Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. The MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. The Lipper total return is the average total return, at NAV, of the funds that are in the same Lipper Classification as the Fund. (Index Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.)

2.	Returns are cumulative since inception. Cumulative Total Returns are shown at NAV and do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Cumulative Total Returns for Class A reflect the maximum 5.75% sales charge. SEC Cumulative Total Returns for Class C reflect a 1% contingent deferred sales charge for the first year. Class I shares are offered at NAV. Prior to January 1, 2011, Class A and Class I shares were subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Effective January 1, 2011, Class A and Class I shares were no longer subject to a redemption fee. Absent an allocation of certain expenses to the investment adviser, sub-adviser and administrator, the returns would be lower.

3.	Source: Prospectus dated 3/31/10, as revised or supplemented. Net Expense Ratio reflects a contractual expense reimbursement that continues through 5/31/11. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this expense limitation performance would have been lower.

4.	The hypothetical performance in the line graph and the total returns in the tables do not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares. (Index Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.)

5.	Geographic Allocation is shown as a percentage of the Fund’s total common stocks as of 1/31/11.

6.	Sector Weightings and Top 10 Holdings are shown as a percentage of the Fund’s net assets as of 1/31/11 and exclude cash equivalents.
The views expressed throughout this report are those of portfolio management and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Fund Expenses

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 – January 31, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/10)	(1/31/11)	(8/1/10 – 1/31/11)

Actual
Class A	$1,000.00	$1,151.10	$8.13**
Class C	$1,000.00	$1,146.20	$12.17**
Class I	$1,000.00	$1,151.50	$6.78**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.60	$7.63**
Class C	$1,000.00	$1,013.90	$11.42**
Class I	$1,000.00	$1,018.90	$6.36**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2010.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Portfolio of Investments

Common Stocks — 99.4%

Security	Shares	Value

Australia — 5.6%

AGL Energy, Ltd.	6,589	$97,978
Amcor, Ltd.	25,305	173,880
Australia and New Zealand Banking Group, Ltd.	2,152	51,002
Commonwealth Bank of Australia	8,881	466,037
Computershare, Ltd.	9,218	92,828
CSL, Ltd.	2,548	94,794
Harvey Norman Holdings, Ltd.	17,439	52,415
Metcash, Ltd.	22,126	92,802
Newcrest Mining, Ltd.	315	11,667
Orica, Ltd.	6,996	177,096
Origin Energy, Ltd.	10,465	171,640
Paladin Energy, Ltd.(1)	1,728	8,461
Qantas Airways, Ltd.(1)	29,441	70,675
Transurban Group	27,617	143,186
Wesfarmers, Ltd.	13,769	468,602
Wesfarmers, Ltd. PPS	3,710	127,855
Westpac Banking Corp.	5,627	129,429
Woolworths, Ltd.	4,110	109,346

		$2,539,693

Austria — 0.9%

Immofinanz AG(1)	1,427	$6,284
OMV AG	3,539	156,803
Raiffeisen International Bank-Holding AG	960	56,442
Telekom Austria AG	5,127	70,574
Verbund AG	2,257	90,260
Vienna Insurance Group	849	46,089

		$426,452

Belgium — 3.7%

Anheuser-Busch InBev NV	9,342	$515,465
Belgacom SA	3,158	113,419
Colruyt SA	1,979	101,173
Compagnie Nationale a Portefeuille	1,375	75,942
Delhaize Group	2,236	175,964
Groupe Bruxelles Lambert SA	1,853	166,791
KBC Groep NV(1)	3,187	127,583
Mobistar SA	1,250	78,009
Solvay SA	1,276	133,306
UCB SA	2,038	72,927
Umicore	2,659	136,264

		$1,696,843

Denmark — 3.3%

A.P. Moller — Maersk A/S, Class A	13	$122,452
A.P. Moller — Maersk A/S, Class B	18	175,340
Coloplast A/S	750	109,047
Danske Bank A/S(1)	5,300	142,134
DSV A/S	5,400	112,799
Novo Nordisk A/S, Class B	5,600	630,503
Novozymes A/S, Class B	1,100	152,447
William Demant Holding A/S(1)	850	68,078

		$1,512,800

Finland — 4.0%

Elisa Oyj	3,875	$85,280
Fortum Oyj	2,371	72,958
Kesko Oyj, Class B	2,214	106,394
Kone Oyj, Class B	3,340	182,013
Metso Oyj	151	8,063
Neste Oil Oyj	3,401	64,230
Nokia Oyj	45,232	482,468
Nokian Renkaat Oyj	267	9,624
Orion Oyj, Class B	2,933	66,283
Outokumpu Oyj	665	12,387
Pohjola Bank PLC	4,850	64,683
Rautaruukki Oyj	2,533	63,214
Sampo Oyj	4,434	130,732
Sanoma Oyj	2,812	65,744
Stora Enso Oyj	13,832	164,540
UPM-Kymmene Oyj	10,967	225,792

		$1,804,405

France — 7.1%

Accor SA	1,457	$66,566
ADP	705	59,224
Air France-KLM(1)	3,595	65,632
Air Liquide SA	1,843	229,921
Alcatel-Lucent(1)	51,011	169,990
Atos Origin SA(1)	1,476	82,120
bioMerieux	503	54,837

See Notes to Financial Statements.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Portfolio of Investments — continued

Security	Shares	Value

France (continued)

Carrefour SA	837	$40,919
Dassault Systemes SA	1,547	121,466
Edenred(1)	978	23,386
EDF SA	4,461	196,507
Essilor International SA	1,021	68,262
France Telecom SA	2,510	54,743
GDF Suez	10,137	401,525
Hermes International	252	50,751
Iliad SA	574	61,000
Imerys SA	1,266	83,385
Ipsen SA	265	9,244
JC Decaux SA(1)	1,888	60,343
L’Oreal SA	3,673	426,074
LVMH Moet Hennessy Louis Vuitton SA	170	26,528
M6-Metropole Television	1,203	29,346
PPR SA	1,354	216,003
PSA Peugeot Citroen(1)	3,231	135,101
Safran SA	250	9,032
Sanofi-Aventis	1,979	135,250
Societe BIC SA	823	70,674
Suez Environnement Co. SA	6,190	127,851
Total SA	1,140	66,709
Unibail-Rodamco SE	100	19,092
Vivendi SA	3,579	102,313

		$3,263,794

Germany — 6.7%

BASF SE	7,188	$553,361
Bayer AG	174	12,848
Beiersdorf AG	2,022	110,792
Commerzbank AG(1)	6,440	49,190
Deutsche Lufthansa AG(1)	5,857	123,064
Deutsche Post AG	13,650	250,713
Deutsche Telekom AG	15,148	201,940
E.ON AG	1,393	46,473
Fraport AG	972	68,568
Hannover Ruckversicherung AG	1,360	76,063
Henkel AG & Co. KGaA	2,751	141,601
Henkel AG & Co. KGaA Vorzug, PFC Shares	4,049	246,356
Infineon Technologies AG(1)	19,418	205,700
K+S AG	127	9,395
Linde AG	403	58,756
Metro AG	2,767	194,938
RWE AG	522	37,647
RWE AG, PFC Shares	913	63,234
SAP AG	9,600	555,385
TUI AG(1)	4,174	57,598

		$3,063,622

Greece — 0.5%

Coca-Cola Hellenic Bottling Co. SA	5,497	$161,755
National Bank of Greece SA(1)	2,528	24,555
Public Power Corp. SA	3,105	50,682

		$236,992

Hong Kong — 5.3%

ASM Pacific Technology, Ltd.	5,800	$69,166
Bank of East Asia, Ltd.	29,800	130,093
BOC Hong Kong Holdings, Ltd.	66,500	215,023
Cathay Pacific Airways, Ltd.	40,000	101,482
Cheung Kong Infrastructure Holdings, Ltd.	14,000	66,308
CLP Holdings, Ltd.	5,000	40,550
Esprit Holdings, Ltd.	4,900	23,298
Hang Lung Group, Ltd.	21,000	131,830
Hang Seng Bank, Ltd.	10,300	170,397
Henderson Land Development Co., Ltd.	3,000	20,914
Hong Kong & China Gas Co., Ltd.	91,600	207,907
Hongkong Electric Holdings, Ltd.	32,000	202,343
Hopewell Holdings, Ltd.	17,000	55,259
Li & Fung, Ltd.	42,000	273,560
Lifestyle International Holdings, Ltd.	23,000	57,496
Mongolia Energy Corp., Ltd.(1)	58,000	16,317
MTR Corp., Ltd.	39,000	143,758
Sands China, Ltd.(1)	55,600	137,747
Shangri-La Asia, Ltd.	40,000	104,573
Wharf Holdings, Ltd. (The)	27,000	206,185
Wing Hang Bank, Ltd.	4,500	60,730

		$2,434,936

Ireland — 1.0%

CRH PLC	9,755	$209,976
Elan Corp. PLC(1)	15,653	105,913

See Notes to Financial Statements.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Portfolio of Investments — continued

Security	Shares	Value

Ireland (continued)

Kerry Group PLC	3,762	$121,918
Ryanair Holdings PLC	6,737	33,585

		$471,392

Israel — 3.0%

Bank Hapoalim B.M.(1)	25,570	$115,918
Bank Leumi le-Israel B.M.	29,126	131,474
Bezeq Israeli Telecommunication Corp., Ltd.	33,164	88,482
Cellcom Israel, Ltd.	1,544	46,540
Israel Chemicals, Ltd.	11,219	176,613
Israel Corp., Ltd.(1)	59	67,740
Mizrahi Tefahot Bank, Ltd.	5,804	55,166
NICE-Systems, Ltd.(1)	2,140	69,693
Partner Communications Co., Ltd.	2,703	51,479
Teva Pharmaceutical Industries, Ltd. ADR	10,393	567,978

		$1,371,083

Italy — 3.5%

A2A SpA	44,452	$66,041
Atlantia SpA	5,904	134,376
Autogrill SpA(1)	3,392	48,798
Banca Carige SpA	11,836	28,001
Banca Monte dei Paschi di Siena SpA(1)	6,358	8,080
Enel SpA	13,146	74,216
ENI SpA	17,485	413,976
EXOR SpA	2,194	67,679
Intesa Sanpaolo SpA	9,675	32,220
Luxottica Group SpA	3,438	104,220
Mediaset SpA	17,225	112,035
Parmalat SpA	40,262	127,606
Snam Rete Gas SpA	31,602	165,764
Telecom Italia SpA	13,914	19,766
Tenaris SA	3,604	84,399
Terna-Rete Elettrica Nazionale SpA	26,378	115,210
UniCredit SpA	7,112	17,635

		$1,620,022

Japan — 12.6%

77 Bank, Ltd. (The)	14,000	$75,903
ABC-Mart, Inc.	600	21,779
All Nippon Airways Co., Ltd.(1)	26,000	95,319
Aozora Bank, Ltd.	14,000	30,866
Bank of Kyoto, Ltd. (The)	9,000	83,236
Bank of Yokohama, Ltd. (The)	23,000	115,226
Canon Marketing Japan, Inc.	1,500	21,536
Canon, Inc.	900	44,301
Chiba Bank, Ltd. (The)	12,000	74,799
Chugai Pharmaceutical Co., Ltd.	6,100	112,522
Chugoku Bank, Ltd. (The)	7,000	83,948
Dainippon Sumitomo Pharma Co., Ltd.	4,200	37,747
DeNA Co., Ltd.	600	21,733
FamilyMart Co., Ltd.	1,700	63,223
Gunma Bank, Ltd. (The)	14,000	80,521
Hachijuni Bank, Ltd. (The)	10,000	57,235
Hiroshima Bank, Ltd. (The)	13,000	55,440
Hitachi Chemical Co., Ltd.	3,600	81,660
Honda Motor Co., Ltd.	6,800	293,095
Isetan Mitsukoshi Holdings, Ltd.	9,300	104,488
ITOCHU Techno-Solutions Corp.	1,600	55,758
Iyo Bank, Ltd. (The)	10,000	85,247
J. Front Retailing Co., Ltd.	19,000	98,501
JSR Corp.	3,100	63,915
Kamigumi Co., Ltd.	6,000	50,384
Kansai Paint Co., Ltd.	8,000	82,300
Kawasaki Kisen Kaisha, Ltd.	22,000	92,016
Keihin Electric Express Railway Co., Ltd.	11,000	94,184
Keio Corp.	17,000	114,289
Kintetsu Corp.	13,000	40,127
Kobe Steel, Ltd.	60,000	147,170
Kyowa Hakko Kirin Co., Ltd.	7,000	71,614
Lawson, Inc.	2,300	114,728
Marui Group Co., Ltd.	6,700	56,706
McDonald’s Holdings Co. (Japan), Ltd.	2,200	53,649
Mitsubishi Logistics Corp.	4,000	53,469
Mitsubishi Tanabe Pharma Corp.	7,000	111,897
Mizuho Trust & Banking Co., Ltd.(1)	28,000	27,334
NGK Spark Plug Co., Ltd.	6,000	93,193
Nidec Corp.	1,400	132,376
NTT DoCoMo, Inc.	189	337,979
Odakyu Electric Railway Co., Ltd.	17,000	157,782
Ono Pharmaceutical Co., Ltd.	1,800	87,613
Oracle Corp. Japan	1,200	54,873
Oriental Land Co., Ltd.	1,300	119,698
Panasonic Corp.	1,300	17,868
Rakuten, Inc.(1)	155	136,286

See Notes to Financial Statements.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)

Santen Pharmaceutical Co., Ltd.	1,700	$60,929
Sapporo Hokuyo Holdings, Inc.	12,800	62,057
Senshu Ikeda Holdings, Inc.	12,500	18,281
Seven & i Holdings Co., Ltd.	900	23,244
Shikoku Electric Power Co., Inc.	4,600	135,842
Shin-Etsu Chemical Co., Ltd.	700	39,411
Shizuoka Bank, Ltd. (The)	11,000	100,892
Showa Shell Sekiyu K.K.	6,000	52,031
Suruga Bank, Ltd.	6,000	56,067
Suzuken Co., Ltd.	1,600	45,673
Sysmex Corp.	800	52,298
Taisho Pharmaceutical Co., Ltd.	3,000	66,426
Taiyo Nippon Sanso Corp.	1,000	8,522
Takashimaya Co., Ltd.	9,000	74,221
Takeda Pharmaceutical Co., Ltd.	1,100	53,021
TEIJIN, Ltd.	23,000	110,897
Toho Gas Co., Ltd.	15,000	76,851
Toray Industries, Inc.	19,000	126,240
Toyo Seikan Kaisha, Ltd.	3,700	69,363
Trend Micro, Inc.(1)	2,500	75,522
Tsumura & Co.	1,500	47,166
Uni-Charm Corp.	2,900	111,726
USS Co., Ltd.	690	55,371
Yahoo! Japan Corp.	55	20,715
Yakult Honsha Co., Ltd.	2,100	59,373
Yokogawa Electric Corp.	5,400	43,419

		$5,751,091

Netherlands — 4.1%

Akzo Nobel NV	4,283	$267,529
ASML Holding NV	6,885	288,670
Koninklijke Ahold NV	20,412	276,478
Koninklijke DSM NV	3,256	192,717
Koninklijke KPN NV	23,059	362,905
Koninklijke Vopak NV	780	37,695
QIAGEN NV(1)	5,417	99,818
TNT NV	6,990	188,904
Unilever NV	5,467	161,533

		$1,876,249

New Zealand — 0.5%

Auckland International Airport, Ltd.	17,943	$31,082
Contact Energy, Ltd.(1)	12,317	58,523
Fletcher Building, Ltd.	822	4,923
Sky City Entertainment Group, Ltd.	22,952	58,219
Telecom Corporation of New Zealand, Ltd.	54,195	96,187

		$248,934

Norway — 3.2%

DnB NOR ASA	14,700	$202,656
Norsk Hydro ASA	18,150	136,308
Orkla ASA	16,400	147,609
Seadrill, Ltd.	3,100	102,095
Statoil ASA	17,050	414,322
Telenor ASA	15,300	235,914
Yara International ASA	3,700	208,340

		$1,447,244

Portugal — 1.4%

Banco Comercial Portugues SA	38,838	$31,182
Banco Espirito Santo SA	12,732	51,633
Brisa Auto-Estradas de Portugal SA	6,176	44,923
CIMPOR-Cimentos de Portugal, SGPS, SA	8,764	58,829
EDP — Energias de Portugal SA	33,278	127,833
Galp Energia, SGPS, SA, Class B	5,335	108,784
Jeronimo Martins, SGPS, SA	5,256	79,253
Portugal Telecom, SGPS, SA	13,350	155,743

		$658,180

Singapore — 4.6%

Ascendas Real Estate Investment Trust	60,000	$98,529
Capitaland, Ltd.	21,000	59,392
ComfortDelGro Corp., Ltd.	12,000	14,910
DBS Group Holdings, Ltd.	21,000	247,624
Genting Singapore PLC(1)	119,000	189,002
Jardine Cycle & Carriage, Ltd.	4,000	106,908
Neptune Orient Lines, Ltd.(1)	35,000	60,673
Olam International, Ltd.	28,000	66,976
Oversea-Chinese Banking Corp., Ltd.	42,000	325,708
Singapore Airlines, Ltd.	10,000	115,994
Singapore Press Holdings, Ltd.	43,000	133,830
Singapore Telecommunications, Ltd.	108,000	263,033

See Notes to Financial Statements.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Portfolio of Investments — continued

Security	Shares	Value

Singapore (continued)

StarHub, Ltd.	25,000	$50,017
United Overseas Bank, Ltd.	22,000	342,079
Wilmar International, Ltd.	3,000	12,417

		$2,087,092

Spain — 5.1%

Abertis Infraestructuras SA	6,405	$125,678
Banco Bilbao Vizcaya Argentaria SA	4,343	53,251
Banco de Valencia SA	4,206	20,379
Banco Popular Espanol SA	16,461	99,003
Bankinter SA	7,777	53,068
Criteria Caixacorp SA	21,623	148,980
EDP Renovaveis SA(1)	7,620	45,241
Enagas	3,646	76,882
Gestevision Telecinco SA	2,512	31,600
Grifols SA	3,509	53,430
Iberdrola Renovables SA	25,865	97,458
Iberdrola SA	30,771	263,313
Indra Sistemas SA	2,756	51,827
Industria de Diseno Textil SA	3,700	279,783
International Airlines Group(1)	36,877	151,464
Red Electrica Corp. SA	2,604	132,535
Repsol YPF SA	3,663	115,299
Telefonica SA	18,578	465,109
Zardoya Otis SA	3,601	56,957

		$2,321,257

Sweden — 3.6%

Hennes & Mauritz AB, Class B	6,400	$209,634
Millicom International Cellular SA SDR	1,725	163,130
Nordea Bank AB	28,000	339,736
Skandinaviska Enskilda Banken AB, Class A	1,200	10,886
Swedbank AB, Class A(1)	3,300	51,754
Tele2 AB, Class B	8,500	187,881
Telefonaktiebolaget LM Ericsson, Class B	31,000	382,193
TeliaSonera AB	33,500	275,658

		$1,620,872

Switzerland — 7.4%

ABB, Ltd.(1)	1,591	$37,587
Actelion, Ltd.(1)	2,487	134,493
Adecco SA	2,818	182,523
Baloise Holding AG	1,263	129,986
BKW FMB Energie AG	126	10,171
Compagnie Financiere Richemont AG, Class A	6,754	367,643
Holcim, Ltd.	2,813	196,904
Kuehne & Nagel International AG	1,380	178,453
Lindt & Spruengli AG	2	58,441
Lindt & Spruengli AG PC	21	54,784
Logitech International SA(1)	5,412	101,497
Nestle SA	150	8,104
Novartis AG	8,580	477,647
Roche Holding AG	2,426	369,087
Schindler Holding AG	575	63,899
Schindler Holding AG PC	1,124	125,575
SGS SA	106	172,375
Sonova Holding AG	1,031	129,254
Straumann Holding AG	229	56,121
Swatch Group AG (The)	1,427	102,678
Swisscom AG	424	187,056
Syngenta AG	564	181,884
Synthes, Inc.	355	46,860

		$3,373,022

United Kingdom — 12.3%

Aggreko PLC	7,208	$165,824
ARM Holdings PLC	31,710	261,243
AstraZeneca PLC	896	43,683
Autonomy Corp. PLC(1)	4,832	115,832
Barclays PLC	5,131	24,031
BG Group PLC	23,274	522,236
BHP Billiton PLC	7,675	293,061
BP PLC	31,657	248,756
Cable & Wireless Communication PLC	6,385	4,722
Cable & Wireless Worldwide PLC	4,900	5,553
Centrica PLC	60,096	307,729
Compass Group PLC	9,374	83,339
Experian PLC	19,013	235,985
GlaxoSmithKline PLC	3,496	63,125
HSBC Holdings PLC	807	8,799
Johnson Matthey PLC	3,310	102,057
Kingfisher PLC	49,310	198,648
Lloyds Banking Group PLC(1)	21,106	21,345
Next PLC	4,205	132,966

See Notes to Financial Statements.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom (continued)

Petrofac, Ltd.	6,664	$166,900
Randgold Resources, Ltd.	1,786	136,133
Reckitt Benckiser Group PLC	937	50,928
Royal Bank of Scotland Group PLC(1)	96,918	64,625
Royal Dutch Shell PLC, Class A	14,830	522,484
Royal Dutch Shell PLC, Class B	10,845	377,899
SABMiller PLC	7,022	227,244
Sage Group PLC (The)	26,611	125,618
Scottish and Southern Energy PLC	2,244	41,660
Serco Group PLC	11,192	98,774
Shire PLC	11,119	293,378
Standard Chartered PLC	2,277	59,301
Tesco PLC	12,273	79,113
Tullow Oil PLC	5,692	121,098
Vodafone Group PLC	71,432	200,481
Whitbread PLC	2,078	57,702
WM Morrison Supermarkets PLC	32,761	139,777

		$5,602,049

Total Common Stocks — 99.4%
(identified cost $42,146,546)		$45,428,024

Other Assets, Less Liabilities — 0.6%		$274,420

Net Assets — 100.0%		$45,702,444

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt
PC	- Participation Certificate
PFC Shares	- Preference Shares
PPS	- Partially Protected Shares
SDR	- Swedish Depositary Receipt

(1)	Non-income producing security.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value

Euro	37.9%	$17,356,519
Japanese Yen	12.6	5,751,091
British Pound Sterling	12.4	5,684,738
Swiss Franc	7.4	3,373,022
Australian Dollar	5.6	2,539,693
Hong Kong Dollar	5.3	2,434,936
Singapore Dollar	4.6	2,087,092
Swedish Krona	3.6	1,620,872
Danish Krone	3.3	1,512,800
Norwegian Krone	3.2	1,447,244
Israeli Shekel	1.8	803,105
United States Dollar	1.2	567,978
New Zealand Dollar	0.5	248,934

Total Investments	99.4%	$45,428,024

Sector Classification of Portfolio

	Percentage
Sector	of Net Assets	Value

Financials	14.3%	$6,529,650
Materials	11.3	5,147,901
Industrials	10.9	4,964,853
Consumer Staples	10.6	4,856,902
Consumer Discretionary	10.6	4,854,134
Health Care	9.9	4,509,767
Telecommunication Services	8.4	3,862,602
Energy	8.2	3,734,438
Utilities	7.6	3,497,493
Information Technology	7.6	3,470,284

Total Investments	99.4%	$45,428,024

See Notes to Financial Statements.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Statement of Assets and Liabilities

Assets	January 31, 2011

Investments, at value (identified cost, $42,146,546)	$45,428,024
Cash	227,024
Foreign currency, at value (identified cost, $287)	287
Dividends receivable	16,572
Receivable for Fund shares sold	122,062
Tax reclaims receivable	26,052
Receivable from affiliates	13,942

Total assets	$45,833,963

Liabilities

Payable for Fund shares redeemed	$16,549
Payable to affiliates:
Investment adviser and administration fee	35,986
Distribution and service fees	811
Accrued expenses	78,173

Total liabilities	$131,519

Net Assets	$45,702,444

Sources of Net Assets

Paid-in capital	$42,557,981
Accumulated net realized loss	(99,938)
Accumulated distributions in excess of net investment income	(38,929)
Net unrealized appreciation	3,283,330

Total	$45,702,444

Class A Shares

Net Assets	$3,577,944
Shares Outstanding	326,598
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.96
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.63

Class C Shares

Net Assets	$155,148
Shares Outstanding	14,236
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.90

Class I Shares

Net Assets	$41,969,352
Shares Outstanding	3,824,773
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.97

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Statement of Operations

Period Ended
Investment Income	January 31, 2011(1)

Dividends (net of foreign taxes, $71,519)	$608,688

Total investment income	$608,688

Expenses

Investment adviser and administration fee	$239,020
Distribution and service fees
Class A	1,877
Class C	393
Trustees’ fees and expenses	1,612
Custodian fee	98,439
Transfer and dividend disbursing agent fees	8,509
Legal and accounting services	34,692
Printing and postage	11,529
Registration fees	88,487
Miscellaneous	14,367

Total expenses	$498,925

Deduct —
Reduction of custodian fee	$207
Allocation of expenses to affiliates	181,957

Total expense reductions	$182,164

Net expenses	$316,761

Net investment income	$291,927

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(99,938)
Foreign currency transactions	(9,280)

Net realized loss	$(109,218)

Change in unrealized appreciation (depreciation) —
Investments	$3,281,478
Foreign currency	1,852

Net change in unrealized appreciation (depreciation)	$3,283,330

Net realized and unrealized gain	$3,174,112

Net increase in net assets from operations	$3,466,039

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Statement of Changes in Net Assets

Period Ended
Increase (Decrease) in Net Assets	January 31, 2011(1)

From operations —
Net investment income	$291,927
Net realized loss from investment and foreign currency transactions	(109,218)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	3,283,330

Net increase in net assets from operations	$3,466,039

Distributions to shareholders —
From net investment income
Class A	$(19,311)
Class C	(1,081)
Class I	(311,994)

Total distributions to shareholders	$(332,386)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,883,157
Class C	168,777
Class I	39,158,543
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	19,233
Class C	1,013
Class I	44,102
Cost of shares redeemed
Class A	(488,006)
Class C	(20,673)
Class I	(197,382)
Redemption fees	27

Net increase in net assets from Fund share transactions	$42,568,791

Net increase in net assets	$45,702,444

Net Assets

At beginning of period	$—

At end of period	$45,702,444

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(38,929)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Financial Highlights

	Class A
	Period Ended
	January 31, 2011(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.020)
Net realized and unrealized gain	1.058

Total income from operations	$1.038

Less Distributions

From net investment income	$(0.078)

Total distributions	$(0.078)

Redemption fees(2)	$0.000	(3)

Net asset value — End of period	$10.960

Total Return(4)	10.39	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,578
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.50	%(7)(8)
Net investment loss	(0.22	)%(7)
Portfolio Turnover	15	%(5)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.72% of average daily net assets for the period from the start of business, April 1, 2010, to January 31, 2011).

See Notes to Financial Statements.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Financial Highlights — continued

	Class C
	Period Ended
	January 31, 2011(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.076)
Net realized and unrealized gain	1.044

Total income from operations	$0.968

Less Distributions

From net investment income	$(0.068)

Total distributions	$(0.068)

Redemption fees(2)	$0.000	(3)

Net asset value — End of period	$10.900

Total Return(4)	9.69	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$155
Ratios (as a percentage of average daily net assets):
Expenses(6)	2.25	%(7)(8)
Net investment loss	(0.86	)%(7)
Portfolio Turnover	15	%(5)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.72% of average daily net assets for the period from the start of business, April 1, 2010, to January 31, 2011).

See Notes to Financial Statements.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Financial Highlights — continued

	Class I
	Period Ended
	January 31, 2011(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.102
Net realized and unrealized gain	0.950

Total income from operations	$1.052

Less Distributions

From net investment income	$(0.082)

Total distributions	$(0.082)

Redemption fees(2)	$0.000	(3)

Net asset value — End of period	$10.970

Total Return(4)	10.54	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$41,969
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.25	%(7)(8)
Net investment income	1.20	%(7)
Portfolio Turnover	15	%(5)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.72% of average daily net assets for the period from the start of business, April 1, 2010, to January 31, 2011).

See Notes to Financial Statements.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance Parametric Structured International Equity Fund (formerly, Eaton Vance Structured International Equity Fund) (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on April 1, 2010. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Notes to Financial Statements — continued

on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

At January 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $94,897 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on January 31, 2019. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital loss carryforwards, if any, created after January 31, 2011.

As of January 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from April 1, 2010 to January 31, 2011 remains subject to examination by the Internal Revenue Service.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Notes to Financial Statements — continued

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J Redemption Fees — Upon the redemption or exchange of shares by Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Class A and Class I shares are no longer subject to a redemption fee.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Notes to Financial Statements — continued

reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the period ended January 31, 2011 was as follows:

Distributions declared from:
Ordinary income	$332,386

During the period ended January 31, 2011, accumulated net realized loss was decreased by $9,280, accumulated distributions in excess of net investment income was decreased by $1,530 and paid-in capital was decreased by $10,810 due to differences between book and tax accounting, primarily for foreign currency gain (loss) and non-deductible expenses. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2011, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Capital loss carryforward	$(94,897)
Net unrealized appreciation	$3,239,360

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in passive foreign investment companies.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administration services rendered to the Fund. The fee is computed at an annual rate of 0.95% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the period ended January 31, 2011, the investment adviser and administration fee amounted to $239,020 or 0.95% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund.

EVM and Parametric have agreed to waive their fees and reimburse expenses to the extent that total annual operating expenses exceed 1.50%, 2.25% and 1.25% of the average daily net assets of Class A, Class C and Class I, respectively, through May 31, 2011. Thereafter, the waiver and reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and Parametric waived fees and reimbursed expenses in total of $181,957 for the period ended January 31, 2011.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Notes to Financial Statements — continued

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended January 31, 2011, EVM earned $41 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $200 as its portion of the sales charge on sales of Class A shares for the period ended January 31, 2011. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended January 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended January 31, 2011 amounted to $1,877 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the period ended January 31, 2011, the Fund paid or accrued to EVD $295 for Class C shares representing 0.75% (annualized) of the average daily net assets of Class C shares.

The Class C Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the period ended January 31, 2011 amounted to $98 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the period ended January 31, 2011, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Notes to Financial Statements — continued

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $46,674,915 and $4,428,431, respectively, for the period ended January 31, 2011.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Period Ended
Class A	January 31, 2011(1)

Sales	371,764
Issued to shareholders electing to receive payments of distributions in Fund shares	1,789
Redemptions	(46,955)

Net increase	326,598

Period Ended
Class C	January 31, 2011(1)

Sales	16,033
Issued to shareholders electing to receive payments of distributions in Fund shares	95
Redemptions	(1,892)

Net increase	14,236

Period Ended
Class I	January 31, 2011(1)

Sales	3,839,295
Issued to shareholders electing to receive payments of distributions in Fund shares	4,099
Redemptions	(18,621)

Net increase	3,824,773

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.

For the period ended January 31, 2011, the Fund received $27 in redemption fees.

At January 31, 2011, EVM and an EVM retirement plan owned 60.0% and 11.6%, respectively, of the value of the outstanding shares of the Fund.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Notes to Financial Statements — continued

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$42,190,516

Gross unrealized appreciation	$3,877,453
Gross unrealized depreciation	(639,945)

Net unrealized appreciation	$3,237,508

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the period ended January 31, 2011.

10 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Notes to Financial Statements — continued

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$202,343	$12,859,403		$—	$13,061,746
Developed Europe	628,451	30,366,744		—	30,995,195
Middle East/Africa	567,978	803,105		—	1,371,083

Total Common Stocks	$1,398,772	$44,029,252	*	$—	$45,428,024

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

12 Name Change

Effective November 1, 2010, the name of the Fund was changed from Eaton Vance Structured International Equity Fund.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Parametric Structured International Equity Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Parametric Structured International Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2011, and the related statements of operations, changes in net assets, and the financial highlights for the period from the start of business, April 1, 2010, to January 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2011, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Parametric Structured International Equity Fund as of January 31, 2011, and the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, April 1, 2010, to January 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 17, 2011

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2012 will show the tax status of all distributions paid to your account in calendar year 2011. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income. The Fund designates approximately $584,777 or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit. The Fund paid foreign taxes of $70,043 and recognized foreign source income of $680,207.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that in order for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on March 15, 2010, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Parametric Structured International Equity Fund (the “Fund”) a series of Eaton Vance Mutual Funds Trust, with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-Adviser”). The Board reviewed information furnished with respect to the Fund at its March 15, 2010 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by the Adviser and Sub-Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser and Sub-Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the Fund’s brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;
•	The procedures and processes to be used to determine the fair value of Fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Board of Trustees’ Contract Approval — continued

Information about the Adviser and Sub-Adviser

•	Reports detailing the financial results and condition of the Adviser and Sub-Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates and the Sub-Adviser, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of the Adviser’s and Sub-Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, and the Sub-Adviser on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates and the Sub-Adviser;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and Fund accountants by the Adviser (which is also the administrator) and the Sub-Adviser; and
•	The terms of the investment advisory and administrative agreement and the sub-advisory agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement and sub-advisory agreement with the Adviser and Sub-Adviser, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-Adviser.

The Board considered the Adviser’s and the Sub-Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund. The Board considered the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund, and whose responsibilities may include supervising the Sub-Adviser and coordinating activities in implementing the Fund’s investment strategy. The Board evaluated the abilities and experience of such investment personnel in analyzing factors relevant to investing in global markets, including the Adviser’s in-house equity research capabilities. The Board also

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Board of Trustees’ Contract Approval — continued

took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser and Sub-Adviser to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management. With respect to the Sub-Adviser, the Board noted the Sub-Adviser’s experience in deploying quantitive-based investment strategies. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board reviewed the compliance programs of the Adviser, the Sub-Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, to be payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board concluded with respect to the Fund that the management fees proposed to be charged to the Fund for advisory and related services and the estimated expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof, including the Sub-Adviser in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-Adviser, and the Fund to share such benefits equitably.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corporation, “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVD” refers to Eaton Vance Distributors, Inc. and “Parametric” refers to Parametric Portfolio Associates LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

		Term of	Principal Occupation(s)	Number of Portfolios	Other
	Position(s)	Office and	During Past Five Years	in Fund Complex	Directorships Held
Name and	with the	Length of	and Other Relevant	Overseen By	During the Last
Year of Birth	Trust	Service	Experience	Trustee(1)	Five Years(2)

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.	175	Director of EVC.

Noninterested Trustees

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	175	None

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	175	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries).

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Management and Organization — continued

		Term of	Principal Occupation(s)	Number of Portfolios	Other
	Position(s)	Office and	During Past Five Years	in Fund Complex	Directorships Held
Name and	with the	Length of	and Other Relevant	Overseen By	During the Last
Year of Birth	Trust	Service	Experience	Trustee(1)	Five Years(2)

Noninterested Trustees (continued)

William H. Park 1947	Trustee	Since 2003	Chief Financial Officer, Aveon Group L.P. (an investment management firm) (since 2010). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).	175	None

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	175	None

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	175	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.	175	None

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Management and Organization — continued

		Term of	Principal Occupation(s)	Number of Portfolios	Other
	Position(s)	Office and	During Past Five Years	in Fund Complex	Directorships Held
Name and	with the	Length of	and Other Relevant	Overseen By	During the Last
Year of Birth	Trust	Service	Experience	Trustee(1)	Five Years(2)

Noninterested Trustees (continued)

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	175	None

Principal Officers who are not Trustees

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Year of Birth	Trust	Service	During Past Five Years

Duncan W. Richardson 1957	President(3)	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 88 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 1959	Vice President	Since 1995	Vice President of EVM and BMR. Officer of 74 registered investment companies managed by EVM or BMR.

John R. Baur 1970	Vice President	Since 2008	Vice President of EVM and BMR. Officer of 36 registered investment companies managed by EVM or BMR.

Maria C. Cappellano 1967	Vice President	Since 2009	Vice President of EVM and BMR. Officer of 48 registered investment companies managed by EVM or BMR.

Michael A. Cirami 1975	Vice President	Since 2008	Vice President of EVM and BMR. Officer of 36 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 1963	Vice President	Since 2005	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

John H. Croft 1962	Vice President	Since 2010	Vice President of EVM and BMR. Officer of 37 registered investment companies managed by EVM or BMR.

Charles B. Gaffney 1972	Vice President	Since 2007	Director of Equity Research and a Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Christine M. Johnston 1972	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 39 registered investment companies managed by EVM or BMR.

Aamer Khan 1960	Vice President	Since 2005	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Thomas H. Luster 1962	Vice President	Since 2006	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

Management and Organization — continued

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Year of Birth	Trust	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Jeffrey A. Rawlins 1961	Vice President	Since 2009	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Judith A. Saryan 1954	Vice President	Since 2003	Vice President of EVM and BMR. Officer of 60 registered investment companies managed by EVM or BMR.

Susan Schiff 1961	Vice President	Since 2002	Vice President of EVM and BMR. Officer of 36 registered investment companies managed by EVM or BMR.

Thomas Seto 1962	Vice President	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 32 registered investment companies managed by EVM or BMR.

David M. Stein 1951	Vice President	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 32 registered investment companies managed by EVM or BMR.

Eric A. Stein 1980	Vice President	Since 2009	Vice President of EVM and BMR. Originally joined EVM in July 2002. Prior to re-joining EVM in September 2008, Mr. Stein worked at the Federal Reserve Bank of New York (2007-2008) and attended business school in Chicago, Illinois. Officer of 36 registered investment companies managed by EVM or BMR.

Dan R. Strelow 1959	Vice President	Since 2009	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Mark S. Venezia 1949	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 39 registered investment companies managed by EVM or BMR.

Adam A. Weigold 1975	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 69 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 175 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 1960	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 175 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 175 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(3)	Prior to 2011, Mr. Richardson served as Vice President of the Trust since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance
Parametric Structured International Equity Fund

January 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser
Parametric Portfolio Associates LLC
1918 Eighth Avenue, Suite 3100
Seattle, WA 98101

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Offices of the Fund
Eaton Vance Parametric Structured International
Equity Fund
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

4736-3/11	SIESRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
Eaton Vance Parametric Structured International Equity Fund (formerly, Eaton Vance Structured International Equity Fund) (the “Fund”) is a series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 30 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.
The following table presents the aggregate fees billed to the Fund for the Fund’s initial fiscal period from the commencement of operations on April 1, 2010 to January 31, 2011 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.
Eaton Vance Parametric Structured International Equity Fund*

Fiscal Period Ended	1/31/11

Audit Fees	$21,550
Audit-Related Fees(1)	$0
Tax Fees(2)	$11,500
All Other Fees(3)	$500

Total	$33,550

*	Fund commenced operations on 4/1/2010

1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (January 31*, October 31 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/09	12/31/09	10/31/10	12/31/10	1/31/11*
Audit Fees	$529,055	$111,770	$527,835	$90,920	$21,550
Audit-Related Fees(1)	$0	$0	$0	$6,200	$0
Tax Fees(2)	$24,068	$29,930	$258,500	$27,000	$11,500
All Other Fees(3)	$0	$8,000	$28,500	$4,900	$500

Total	$124,358	$149,700	$814,835	$122,820	$33,500

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

*	Series commenced operations on 4/1/2010.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/09	12/31/09	10/31/10	12/31/10	1/31/11*

Registrant(1)	$301,090	$44,130	$287,000	$31,900	$12,000
Eaton Vance(2)	$280,861	$288,295	$278,901	$250,973	$205,107

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.

(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

*	Series commenced operations on 4/1/2010.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: March 17, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: March 17, 2011

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: March 17, 2011